Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
OPERATING ACTIVITIES
(Loss)/income from continuing operations	$ (15,240)		$ 17,581		$ (32,527)
Items not affecting cash and other items:
Equity compensation	7,229		8,399		1,175
Depreciation	758		1,067		222
Deferred tax (expense)/recovery	(10,659)		10,659
Foreign exchange gain	(2,147)		(13,774)		(3,433)
Share of loss/(income) of Cauchari-Olaroz Project	28,232		(16,211)		83,276
Share of loss of Sal de la Puna	0		677		1,359
Share of loss of Sal de la Puna Project	176		866		0
Gain on modification of the loans to Exar Capital					(20,354)
Gain on financial instruments measured at fair value	(12,530)		(22,379)		(44,570)
Finance costs (net)	(21,336)		(8,285)		(151)
Payment of interest on the convertible notes and debt facilities	(4,528)		(4,528)		(6,297)
Changes in non-cash working capital items:
Increase in receivables, prepaids and deposits	(16,458)		(1,018)		175
Increase in accounts payable and accrued liabilities	20,342		3,009		4,356
Increase in net prepayments made for lithium carbonate	4,351		(4,353)
Cash used in operating activities by continuing operations	(21,810)		(28,290)		(16,769)
Cash used in operating activities by discontinued operations	0		(30,679)		(48,453)
Net cash used in operating activities	(21,810)		(58,969)		(65,222)
INVESTING ACTIVITIES
Proceeds from repayment of loans by Exar Capital	26,476
Contribution to Investment in Cauchari-Olaroz project	(1,570)		(1,863)		(3,138)
Contribution to Investment in Sal de la Puna Project	(2,113)
Proceeds from withdrawal of/ (investments in) short-term bank deposits	0		155,000		(155,000)
Investment in Arena Minerals	0				(2,745)
Additions to exploration and evaluation assets	(702)		(2,577)		(1,188)
Additions to property, plant and equipment	(971)		(5,291)		(169)
Cash (used)/provided in investing activities by continuing operations	(85,858)		77,702		(210,562)
Cash used in investing activities by discontinued operations	0		(116,804)		(20,320)
Net cash used in investing activities	(85,858)		(39,102)		(230,882)
FINANCING ACTIVITIES
Proceeds from equity awards exercises	0		172		1,920
Financing costs related to separation	0		(15,647)
Cash distributed upon separation	0		(275,499)
Repayment of the subordinate loan facility	0				(24,708)
Proceeds from Pastos Grandes Transaction	70,000
Transaction costs related to Pastos Grandes Transaction	(455)
Lease liabilities	(774)		338		(303)
Cash provided/(used) in financing activities of continuing operations	68,771		(290,636)		(23,091)
Cash provided by financing activities of discontinued operations	0		302,755		(374)
Net cash provided/(used) in financing activities	68,771		12,119		(23,465)
Effect of foreign exchange on cash	2,147		13,774		3,433
CHANGE IN CASH AND CASH EQUIVALENTS	(36,750)		(72,178)		(316,136)
CASH AND CASH EQUIVALENTS - BEGINNING OF THE PERIOD	122,293	[1]	194,471		510,607
CASH AND CASH EQUIVALENTS - END OF THE PERIOD	85,543		122,293	[1]	194,471
Arena Minerals
INVESTING ACTIVITIES
Change in cash	0		(2,887)
Exar Capital
INVESTING ACTIVITIES
Loans	(41,978)		$ (64,680)		(79,674)
Minera Exar
Items not affecting cash and other items:
Share of loss/(income) of Cauchari-Olaroz Project	3,206
INVESTING ACTIVITIES
Loans	(65,000)
Millennial Acquisition
INVESTING ACTIVITIES
Change in cash	$ 0				$ 31,352

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.